UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532
(Address of principal executive offices)             (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Reports for the period 01/01/25 through 06/30/25 is filed herewith.

Oberweis Micro-Cap Fund Investor Class | Ticker: OBMCX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OBMCX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Investor Class	$73	1.47%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBMCX	11.99	23.91	15.79
Russell Microcap Growth Index	20.46	5.21	4.15
S&P 500 Index	15.16	16.64	13.65

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$720,780,265	86	20%	$3,207,267

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	98.0
Other Assets less Liabilities	2.0

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Applied Optoelectronics, Inc.	3.4
American Superconductor Corp.	3.2
ADMA Biologics, Inc.	3.2
Camtek Ltd.	2.5
Tutor Perini Corp.	2.5
Silicon Motion Technology Corp. ADS	2.4
IMAX Corp.	2.2
Blue Bird Corp.	2.2
Rush Street Interactive, Inc.	2.2
GeneDx Hldgs. Corp.	2.1

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.1
Construction & Engineering	9.2
Biotechnology	7.8
Software	7.6
Electrical Equipment	4.7
Healthcare Equipment & Supplies	3.9
Machinery	3.8
Pharmaceuticals	3.5
Communications Equipment	3.4
Professional Services	3.2

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Micro-Cap Fund Institutional Class | Ticker: OMCIX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OMCIX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Micro-Cap Fund - Institutional Class	$6,065	1.22%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OMCIX	12.31	24.24	16.08
Russell Microcap Growth Index	20.46	5.21	4.15
S&P 500 Index	15.16	16.64	13.65

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$720,780,265	86	20%	$3,207,267

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	98.0
Other Assets less Liabilities	2.0

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Applied Optoelectronics, Inc.	3.4
American Superconductor Corp.	3.2
ADMA Biologics, Inc.	3.2
Camtek Ltd.	2.5
Tutor Perini Corp.	2.5
Silicon Motion Technology Corp. ADS	2.4
IMAX Corp.	2.2
Blue Bird Corp.	2.2
Rush Street Interactive, Inc.	2.2
GeneDx Hldgs. Corp.	2.1

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.1
Construction & Engineering	9.2
Biotechnology	7.8
Software	7.6
Electrical Equipment	4.7
Healthcare Equipment & Supplies	3.9
Machinery	3.8
Pharmaceuticals	3.5
Communications Equipment	3.4
Professional Services	3.2

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Small-Cap Opportunities Fund Investor Class | Ticker: OBSOX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis Small Cap Opportunities Fund (“OBSOX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small Cap Opportunities Fund - Investor Class	$63	1.25%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSOX	3.17	19.01	12.47
Russell 2000 Growth Index	9.73	7.42	7.14
S&P 500 Index	15.16	16.64	13.65

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,512,447,793	77	36%	$5,674,802

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.0
Other Assets less Liabilities	3.0

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	2.9
Encompass Health Corp.	2.8
Itron, Inc.	2.4
Frontdoor, Inc.	2.4
SkyWest, Inc.	2.1
Nova Ltd.	2.1
Rambus, Inc.	2.0
ADMA Biologics, Inc.	2.0
Waystar Hldg. Corp.	1.9

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	13.5
Software	12.6
Electronic Equipment, Instruments & Components	7.7
Diversified Consumer Services	5.9
Healthcare Providers & Services	5.3
Biotechnology	4.0
Machinery	3.7
Healthcare Equipment & Supplies	3.2
Communications Equipment	3.2
Household Durables	2.9

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Small-Cap Opportunities Fund Institutional Class | Ticker: OBSIX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis Small Cap Opportunities Fund (“OBSIX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Small Cap Opportunities Fund - Institutional Class	$5,015	1.00%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSIX	3.44	19.32	12.76
Russell 2000 Growth Index	9.73	7.42	7.14
S&P 500 Index	15.16	16.64	13.65

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,512,447,793	77	36%	$5,674,802

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.0
Other Assets less Liabilities	3.0

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	2.9
Encompass Health Corp.	2.8
Itron, Inc.	2.4
Frontdoor, Inc.	2.4
SkyWest, Inc.	2.1
Nova Ltd.	2.1
Rambus, Inc.	2.0
ADMA Biologics, Inc.	2.0
Waystar Hldg. Corp.	1.9

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	13.5
Software	12.6
Electronic Equipment, Instruments & Components	7.7
Diversified Consumer Services	5.9
Healthcare Providers & Services	5.3
Biotechnology	4.0
Machinery	3.7
Healthcare Equipment & Supplies	3.2
Communications Equipment	3.2
Household Durables	2.9

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Global Opportunities Fund Investor Class | Ticker: OBEGX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBEGX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Investor Class	$77	1.48%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBEGX	14.44	9.24	7.37
MSCI ACWI Small-Cap Index	13.57	11.33	7.44
MSCI EAFE Index	17.73	11.16	6.51

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$62,694,199	58	46%	$238,293

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	96.2
Other Assets less Liabilities	3.8

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	5.5
Ryohin Keikaku Co. Ltd.	5.5
ADMA Biologics, Inc.	4.3
Argan, Inc.	3.3
CTS Eventim AG & Co. KGaA	3.0
SharkNinja, Inc.	2.9
Games Workshop Group PLC	2.8
Ashtead Technology Hldgs. PLC	2.6
Zeta Global Hldgs. Corp.	2.5
BayCurrent, Inc.	2.5

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	9.0
Software	8.6
Biotechnology	7.1
Broadline Retail	5.5
Healthcare Equipment & Supplies	4.9
Insurance	4.8
Professional Services	4.7
Construction & Engineering	4.6
Household Durables	4.0
Trading Co. & Distribution	3.8

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Global Opportunities Fund Institutional Class | Ticker: OBGIX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBGIX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Global Opportunities Fund - Institutional Class	$6,389	1.23%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBGIX	14.74	9.52	7.64
MSCI ACWI Small-Cap Index	13.57	11.33	7.44
MSCI EAFE Index	17.73	11.16	6.51

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$62,694,199	58	46%	$238,293

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	96.2
Other Assets less Liabilities	3.8

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	5.5
Ryohin Keikaku Co. Ltd.	5.5
ADMA Biologics, Inc.	4.3
Argan, Inc.	3.3
CTS Eventim AG & Co. KGaA	3.0
SharkNinja, Inc.	2.9
Games Workshop Group PLC	2.8
Ashtead Technology Hldgs. PLC	2.6
Zeta Global Hldgs. Corp.	2.5
BayCurrent, Inc.	2.5

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	9.0
Software	8.6
Biotechnology	7.1
Broadline Retail	5.5
Healthcare Equipment & Supplies	4.9
Insurance	4.8
Professional Services	4.7
Construction & Engineering	4.6
Household Durables	4.0
Trading Co. & Distribution	3.8

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis China Opportunities Fund Investor Class | Ticker: OBCHX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OBCHX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Investor Class	$118	2.16%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBCHX	21.44	(1.55)	3.07
MSCI China Index	33.78	(0.99)	2.11

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$43,999,775	56	60%	$202,520

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	99.3
Short-Term Investments	0.3
Other Assets less Liabilities	0.4

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	7.3
Xiaomi Corp.	7.0
Pop Mart International Group Ltd.	5.0
China Construction Bank Corp.	3.7
Zijin Mining Group Co. Ltd.	2.5
China Pacific Insurance (Group) Co. Ltd.	2.5
Meituan	2.4
Hong Kong Exchanges & Clearing Ltd.	2.4
NetEase, Inc.	2.4

Top Ten Industries (% of Net Assets)
Broadline Retail	10.3
Interactive Media & Services	9.8
Banks	9.6
Technology Hardware, Storage & Peripherals	6.9
Capital Markets	6.9
Specialty Retail	6.8
Biotechnology	5.0
Hotels, Restaurants & Leisure	4.0
Electronic Equipment, Instruments & Components	3.9
Metals & Mining	3.8

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis China Opportunities Fund Institutional Class | Ticker: OCHIX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OCHIX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis China Opportunities Fund - Institutional Class	$10,465	1.92%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OCHIX	21.82	(1.32)	3.32
MSCI China Index	33.78	(0.99)	2.11

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$43,999,775	56	60%	$202,520

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	99.3
Short-Term Investments	0.3
Other Assets less Liabilities	0.4

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	7.3
Xiaomi Corp.	7.0
Pop Mart International Group Ltd.	5.0
China Construction Bank Corp.	3.7
Zijin Mining Group Co. Ltd.	2.5
China Pacific Insurance (Group) Co. Ltd.	2.5
Meituan	2.4
Hong Kong Exchanges & Clearing Ltd.	2.4
NetEase, Inc.	2.4

Top Ten Industries (% of Net Assets)
Broadline Retail	10.3
Interactive Media & Services	9.8
Banks	9.6
Technology Hardware, Storage & Peripherals	6.9
Capital Markets	6.9
Specialty Retail	6.8
Biotechnology	5.0
Hotels, Restaurants & Leisure	4.0
Electronic Equipment, Instruments & Components	3.9
Metals & Mining	3.8

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis International Opportunities Fund Investor Class | Ticker: OBIOX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIOX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Investor Class	$76	1.35%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIOX	28.99	5.75	6.42
MSCI World ex-US Small-Cap Growth Index	22.12	7.05	6.61
MSCI EAFE Index	17.73	11.16	6.51

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$401,283,346	79	74%	$1,775,793

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.7
Short-Term Investments	1.4
Other Assets less Liabilities	0.9

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Ryohin Keikaku Co. Ltd.	3.4
Food & Life Cos. Ltd.	3.2
CTS Eventim AG & Co.	2.7
Intermediate Capital Group PLC	2.4
Sanrio Co. Ltd.	2.3
Games Workshop Group PLC	2.2
Alamos Gold, Inc.	2.2
Gjensidige Forsikring ASA	2.1
BayCurrent, Inc.	2.1
Storebrand ASA	2.0

Top Ten Industries (% of Net Assets)
Specialty Retail	8.5
Machinery	7.8
Insurance	7.7
Capital Markets	6.8
Hotels, Restaurants & Leisure	6.4
Aerospace & Defense	5.9
Construction & Engineering	4.2
Information Technology Services	4.0
Broadline Retail	3.4
Entertainment	3.4

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis International Opportunities Fund Institutional Class | Ticker: OBIIX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIIX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis International Opportunities Fund - Institutional Class	$6,162	1.10%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIIX	29.24	6.02	6.69
MSCI World ex-US Small-Cap Growth Index	22.12	7.05	6.61
MSCI EAFE Index	17.73	11.16	6.51

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$401,283,346	79	74%	$1,775,793

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.7
Short-Term Investments	1.4
Other Assets less Liabilities	0.9

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Ryohin Keikaku Co. Ltd.	3.4
Food & Life Cos. Ltd.	3.2
CTS Eventim AG & Co.	2.7
Intermediate Capital Group PLC	2.4
Sanrio Co. Ltd.	2.3
Games Workshop Group PLC	2.2
Alamos Gold, Inc.	2.2
Gjensidige Forsikring ASA	2.1
BayCurrent, Inc.	2.1
Storebrand ASA	2.0

Top Ten Industries (% of Net Assets)
Specialty Retail	8.5
Machinery	7.8
Insurance	7.7
Capital Markets	6.8
Hotels, Restaurants & Leisure	6.4
Aerospace & Defense	5.9
Construction & Engineering	4.2
Information Technology Services	4.0
Broadline Retail	3.4
Entertainment	3.4

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Oberweis Focused International Growth Fund Institutional Class | Ticker: OFIGX Semi-Annual Report | June 30, 2025

This semi-annual shareholder report contains important information about Oberweis Focused International Growth Fund (“OFIGX” or the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last six months? (based on a hypothetical $100,000 investment)
	Costs of a $100,000 investment	Costs paid as a percentage of a $100,000 investment
Oberweis Focused International Growth Fund - Institutional Class	$538	0.95%

How has the Fund performed?   (As of June 30, 2025)

	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OFIGX	27.63	8.19
MSCI EAFE Index	17.73	9.25

1       Since the inception of the Fund on April 1, 2022.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Fund Statistics (as of June 30, 2025)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$12,281,203	41	46%	$39,883

What did the Fund invest in?   (as of June 30, 2025) (unaudited)

Asset Allocation (% of Net Assets)
Equities	95.8
Short-Term Investments	4.3
Other Liabilities less Assets	(0.1)

What did the Fund invest in?   (as of June 30, 2025) (unaudited) (continued)

Top Ten Holdings (% of Net Assets)
Rolls-Royce Hldgs. PLC	6.5
Rheinmetall AG	6.0
Sony Group Corp.	4.6
Spotify Technology SA	4.4
UniCredit SpA	4.1
Heidelberg Materials AG	3.3
Siemens Energy AG	3.0
SAP SE	3.0
NEC Corp.	3.0
HSBC Hldgs. PLC	2.9

Top Ten Industries (% of Net Assets)
Aerospace & Defense	12.5
Banks	11.7
Insurance	7.7
Pharmaceuticals	6.4
Entertainment	6.3
Software	5.0
Household Durables	4.6
Electrical Equipment	4.3
Industrial Conglomerates	4.0
Hotels, Restaurants & Leisure	3.3

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

	Investor Class	Institutional Class

Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Global Opportunities Fund	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	OBIIX
Oberweis Focused International Growth Fund	—	OFIGX

SEMI-ANNUAL FINANCIAL STATEMENTS, FINANCIAL HIGHLIGHTS AND OTHER INFORMATION

(Form N-CSR, Items 7-11)

JUNE 30, 2025

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

June 30, 2025

		Shares	Value
Equities	98.0%

Aerospace & Defense	1.1%
Ducommun, Inc.*		95,700	$7,907,691

Banks	2.5%
1st Source Corp.		82,700	5,133,189
FB Financial Corp.		123,500	5,594,550
Nicolet Bankshares, Inc.		60,200	7,433,496
			18,161,235

Beverages	1.0%
The Vita Coco Co., Inc.*		207,400	7,487,140

Biotechnology	7.8%
ADMA Biologics, Inc.*		1,253,000	22,817,130
CareDx, Inc.*		259,671	5,073,971
Catalyst Pharmaceuticals, Inc.*		467,100	10,136,070
Kiniksa Pharmaceuticals International PLC*		305,200	8,444,884
MannKind Corp.*		968,400	3,621,816
Veracyte, Inc.*		238,500	6,446,655
			56,540,526

Building Products	0.7%
Insteel Industries, Inc.		132,732	4,938,958

Chemicals	0.9%
Hawkins, Inc.		45,700	6,493,970

Commercial Services & Supplies	3.0%
Aris Water Solutions, Inc.		223,500	5,285,775
Interface, Inc.		425,300	8,901,529
VSE Corp.		58,600	7,675,428
			21,862,732

Communications Equipment	3.4%
Applied Optoelectronics, Inc.*		945,815	24,297,987

Construction & Engineering	9.2%
Argan, Inc.		55,800	12,302,784
Limbach Hldgs., Inc.*		83,700	11,726,370
Matrix Service Co.*		221,075	2,986,723
Primoris Services Corp.		192,400	14,995,656
Sterling Construction Co., Inc.*		27,300	6,298,929
Tutor Perini Corp.*		377,800	17,673,484
			65,983,946

Consumer Finance	1.3%
EZCORP, Inc.*		685,500	9,514,740

Consumer Staples Distribution & Retail	0.8%
Natural Grocers by Vitamin Cottage, Inc.		147,500	5,789,375

Diversified Consumer Services	1.9%
Lincoln Educational Services Corp.*		189,600	4,370,280
OneSpaWorld Hldgs. Ltd.		465,400	9,489,506
			13,859,786

Electrical Equipment	4.7%
American Superconductor Corp.*		634,400	23,276,136
LSI Industries, Inc.		169,200	2,878,092
Powell Industries, Inc.		37,200	7,828,740
			33,982,968

See accompanying notes to the financial statements.

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

		Shares	Value
Electronic Equipment, Instruments & Components	2.9%
Climb Global Solutions, Inc.		32,500	$3,474,575
Evolv Technologies Hldgs., Inc.*		948,400	5,918,016
FARO Technologies, Inc.*		163,000	7,158,960
PowerFleet, Inc.*		1,068,800	4,606,528
			21,158,079

Energy Equipment & Services	1.1%
Helix Energy Solutions Group, Inc.*		501,700	3,130,608
Precision Drilling Corp.*		97,100	4,587,003
			7,717,611

Entertainment	2.2%
IMAX Corp.*		579,600	16,205,616

Healthcare Equipment & Supplies	3.9%
Artivion, Inc.*		211,800	6,586,980
Axogen, Inc.*		328,100	3,559,885
Bioventus, Inc.*		601,714	3,983,347
Delcath Systems, Inc.*		419,400	5,703,840
LeMaitre Vascular, Inc.		103,400	8,587,370
			28,421,422

Healthcare Providers & Services	3.2%
GeneDx Hldgs. Corp.*		162,900	15,037,299
Pediatrix Medical Group, Inc.*		545,600	7,829,360
			22,866,659

Hotels, Restaurants & Leisure	2.7%
Lindblad Expeditions Hldgs., Inc. *		299,400	3,493,998
Rush Street Interactive, Inc.*		1,069,700	15,938,530
			19,432,528

Household Durables	0.9%
M/I Homes, Inc.*		58,200	6,525,384

Information Technology Services	1.5%
Backblaze, Inc.*		538,700	2,962,850
Grid Dynamics Hldgs., Inc.*		648,400	7,489,020
			10,451,870

Insurance	1.7%
Employers Hldgs., Inc.		96,100	4,533,998
Skyward Specialty Insurance Group, Inc.*		131,600	7,605,164
			12,139,162

Interactive Media & Services	0.6%
QuinStreet, Inc.*		262,800	4,231,080

Leisure Products	1.0%
Malibu Boats, Inc.*		238,200	7,465,188

Life Sciences Tools & Services	1.0%
Adaptive Biotechnologies Corp.*		589,400	6,866,510

Machinery	3.8%
Blue Bird Corp.*		373,400	16,115,944
REV Group, Inc.		172,600	8,214,034
The Gorman-Rupp Corp.		90,900	3,337,848
			27,667,826

Media	1.7%
Magnite, Inc.*		514,000	12,397,680

Oil, Gas & Consumable Fuels	0.5%
Vital Energy, Inc.*		232,700	3,744,143

See accompanying notes to the financial statements.

Oberweis Micro-Cap Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

		Shares	Value
Pharmaceuticals	3.5%
ANI Pharmaceuticals, Inc.*		138,900	$9,063,225
CorMedix, Inc.*		485,000	5,975,200
Evolus, Inc.*		677,600	6,240,696
Liquidia Corp.*		321,200	4,002,152
			25,281,273

Professional Services	3.2%
CRA International, Inc.		19,000	3,560,030
Huron Consulting Group, Inc.*		40,500	5,570,370
IBEX Hldgs. Ltd.*		236,000	6,867,600
Willdan Group, Inc.*		110,100	6,882,351
			22,880,351

Semiconductors & Semiconductor Equipment	12.1%
ACM Research, Inc.*		246,960	6,396,264
Alpha & Omega Semiconductor Ltd.*		244,300	6,268,738
Ambarella, Inc.*		212,085	14,011,396
Camtek Ltd.*		213,580	18,060,325
Diodes, Inc.*		218,700	11,567,043
Silicon Motion Technology Corp. ADS		230,600	17,334,202
Ultra Clean Hldgs., Inc.*		613,300	13,842,181
			87,480,149

Software	7.6%
AvePoint, Inc.*		296,300	5,721,553
Cellebrite DI Ltd.*		317,100	5,073,600
Dave, Inc.*		24,322	6,528,268
OneSpan, Inc.		621,700	10,376,173
Radware Ltd.*		274,700	8,087,168
Red Violet, Inc.*		100,300	4,934,760
Verint Systems, Inc.*		325,000	6,392,750
Weave Communications, Inc.*		896,300	7,457,216
			54,571,488

Specialty Retail	2.8%
Boot Barn Hldgs., Inc.*		42,100	6,399,200
National Vision Hldgs., Inc.*		594,900	13,688,649
			20,087,849

Tobacco	1.1%
Turning Point Brands, Inc.		101,000	7,652,770

Trading Co. & Distribution	0.7%
NPK International, Inc.*		496,500	4,225,215

Total Equities
(Cost: $530,680,543)			$706,290,907

Total Investments	98.0%
(Cost: $530,680,543)			$706,290,907

Other Assets Less Liabilities	2.0%		14,489,358

Net Assets - 100%			$720,780,265

*	Non-income producing security during the period ended June 30, 2025

ADS - American depositary share

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2025

		Shares	Value
Equities	97.0%

Aerospace & Defense	2.5%
AAR Corp.*		236,500	$16,268,835
Mercury Systems, Inc.*		398,500	21,463,210
			37,732,045

Banks	1.9%
Ameris Bancorp		156,400	10,119,080
Commerce Bancshares, Inc.		176,890	10,997,251
First Merchants Corp.		196,000	7,506,800
			28,623,131

Beverages	1.2%
Primo Brands Corp.		611,300	18,106,706

Biotechnology	4.0%
ADMA Biologics, Inc.*		1,651,100	30,066,531
Blueprint Medicines Corp.*		72,500	9,293,050
Halozyme Therapeutics, Inc.*		172,200	8,957,844
Veracyte, Inc.*		452,600	12,233,778
			60,551,203

Communications Equipment	3.2%
Applied Optoelectronics, Inc.*		942,226	24,205,786
Lumentum Hldgs., Inc.*		250,900	23,850,554
			48,056,340

Commercial Services & Supplies	1.6%
Clean Harbors, Inc.*		104,000	24,042,720

Construction & Engineering	2.2%
Arcosa, Inc.		221,600	19,214,936
Everus Construction Group, Inc.*		230,100	14,618,253
			33,833,189

Consumer Finance	0.9%
FirstCash Hldgs., Inc.		97,800	13,216,692

Consumer Staples Distribution & Retail	1.2%
Sprouts Farmers Market, Inc.*		114,600	18,867,744

Diversified Consumer Services	5.9%
Bright Horizons Family Solutions, Inc.*		79,604	9,838,258
Frontdoor, Inc.*		607,900	35,829,626
Grand Canyon Education, Inc.*		90,400	17,085,600
Stride, Inc.*		181,800	26,395,542
			89,149,026

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

		Shares	Value
Electronic Equipment, Instruments & Components	7.7%
Advanced Energy Industries, Inc.		114,700	$15,197,750
Badger Meter, Inc.		59,910	14,674,955
Fabrinet*		86,200	25,401,416
Itron, Inc.*		277,600	36,540,488
OSI Systems, Inc.*		109,000	24,509,740
			116,324,349

Energy Equipment & Services	1.3%
NOV, Inc.		730,200	9,076,386
Solaris Energy Infrastructure, Inc.		366,900	10,379,601
			19,455,987

Financial Services	2.3%
Mr. Cooper Group, Inc.*		155,800	23,246,918
Remitly Global, Inc.*		594,500	11,158,765
			34,405,683

Healthcare Equipment & Supplies	3.2%
ICU Medical, Inc.*		138,500	18,302,775
iRhythm Technologies, Inc.*		81,200	12,501,552
Merit Medical Systems, Inc.*		191,600	17,910,768
			48,715,095

Healthcare Providers & Services	5.3%
Addus HomeCare Corp.*		78,200	9,007,858
BrightSpring Health Services, Inc.*		775,800	18,301,122
Encompass Health Corp.		340,700	41,780,041
HealthEquity, Inc.*		108,000	11,314,080
			80,403,101

Healthcare Technology	1.9%
Waystar Hldg. Corp.*		705,800	28,846,046

Hotels, Restaurants & Leisure	2.7%
Dutch Bros, Inc.*		238,000	16,272,060
Life Time Group Hldgs., Inc.*		812,300	24,637,059
			40,909,119

Household Durables	2.9%
SharkNinja, Inc.*		447,300	44,278,227

Information Technology Services	1.1%
DigitalOcean Hldgs., Inc.*		597,700	17,070,312

Insurance	1.8%
Assurant, Inc.		83,000	16,391,670
Oscar Health, Inc.*		539,000	11,556,160
			27,947,830

Interactive Media & Services	1.1%
CarGurus, Inc.*		518,400	17,350,848

Machinery	3.7%
Federal Signal Corp.		166,500	17,718,930
Flowserve Corp.		480,100	25,133,235
SPX Technologies, Inc.*		76,900	12,894,592
			55,746,757

Marine Transportation	0.5%
Kirby Corp.*		67,500	7,655,175

Metals & Mining	1.4%
Carpenter Technology Corp.		78,600	21,723,468

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

		Shares	Value
Oil, Gas & Consumable Fuels	1.4%
Magnolia Oil & Gas Corp.		376,300	$8,459,224
Matador Resources Co.		253,900	12,116,108
			20,575,332

Passenger Airlines	2.1%
SkyWest, Inc.*		312,900	32,219,313

Personal Care Products	1.0%
BellRing Brands, Inc.*		264,200	15,305,106

Professional Services	2.6%
ExlService Hldgs., Inc.*		194,400	8,512,776
Genpact Ltd.		306,100	13,471,461
Parsons Corp.*		249,000	17,870,730
			39,854,967

Semiconductors & Semiconductor Equipment	13.5%
Ambarella, Inc.*		331,400	21,893,941
Credo Technology Group Hldg. Ltd.*		687,348	63,641,551
MACOM Technology Solutions Hldgs., Inc.*		163,800	23,470,902
Nova Ltd.*		113,100	31,125,120
Qorvo, Inc.*		200,300	17,007,473
Rambus, Inc.*		479,700	30,710,394
SiTime Corp.*		73,496	15,660,528
			203,509,909

Software	12.6%
ACI Worldwide, Inc.*		318,962	14,643,545
Box, Inc.*		632,800	21,622,776
Commvault Systems, Inc.*		125,900	21,948,147
Five9, Inc.*		555,900	14,720,232
Freshworks, Inc.*		1,929,100	28,762,881
InterDigital, Inc.		34,100	7,646,243
Pegasystems, Inc.		377,800	20,450,314
Q2 Hldgs., Inc.*		270,900	25,353,531
Qualys, Inc.*		84,000	12,001,080
Varonis Systems, Inc.*		176,600	8,962,450
Zeta Global Hldgs. Corp.*		917,900	14,218,272
			190,329,471

Specialty Retail	2.3%
The Gap, Inc.		790,300	17,236,443
Urban Outfitters, Inc.*		212,100	15,385,734
			32,622,177

Total Equities
(Cost: $1,225,699,813)			$1,467,427,068

Total Investments	97.0%
(Cost: $1,225,699,813)			$1,467,427,068

Other Assets Less Liabilities	3.0%		45,020,725

Net Assets - 100%			$1,512,447,793

*	Non-income producing security during the period ended June 30, 2025

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2025

		Shares	Value
Equities	96.2%

Canada	3.3%
Aritzia, Inc.*		11,900	$616,497
AtkinsRealis Group, Inc.		11,600	813,567
Definity Financial Corp.		11,100	646,943
			2,077,007

China	2.7%
American Superconductor Corp.*		30,000	1,100,700
Angelalign Technology, Inc.		80,000	576,306
			1,677,006

Germany	4.9%
CTS Eventim AG & Co. KGaA		15,100	1,874,826
Hensoldt AG		10,500	1,204,736
			3,079,562

Hong Kong	0.9%
Futu Hldgs. Ltd. ADS*		4,700	580,873

India	2.1%
Federal Bank Ltd.*		320,000	795,224
MakeMyTrip Ltd.*		5,600	548,912
			1,344,136

Israel	0.8%
Cellebrite DI Ltd.*		30,500	488,001

Italy	1.0%
De' Longhi SpA		19,600	658,028

Japan	8.0%
BayCurrent, Inc.		30,400	1,566,390
Ryohin Keikaku Co. Ltd.		71,200	3,423,909
			4,990,299

Norway	1.0%
Storebrand ASA		44,000	623,370

Sweden	2.7%
BHG Group AB*		254,400	624,377
Saab AB		18,600	1,037,254
			1,661,631
Switzerland	2.0%
Accelleron Industries AG		17,900	1,258,752

United Kingdom	13.0%
Ashtead Technology Hldgs. PLC		269,200	1,635,154
Cranswick PLC		20,400	1,498,147
Diploma PLC		11,200	751,484
Games Workshop Group PLC		7,800	1,736,664
Intermediate Capital Group PLC		57,300	1,516,464
Just Group PLC		545,700	991,773
			8,129,686

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

		Shares	Value
United States of America	53.8%
ACI Worldwide, Inc.*		11,300	$518,783
ADMA Biologics, Inc.*		147,800	2,691,438
Ambarella, Inc.*		11,100	733,322
Argan, Inc.		9,300	2,050,464
Aris Water Solutions, Inc.		21,700	513,205
Box, Inc.*		19,300	659,481
CareDx, Inc.*		30,000	586,200
Carpenter Technology Corp.		3,900	1,077,882
Clean Harbors, Inc.*		4,600	1,063,428
Credo Technology Group Hldg. Ltd.*		37,300	3,453,607
Encompass Health Corp.		5,600	686,728
FARO Technologies, Inc.*		22,500	988,200
Flowserve Corp.		19,300	1,010,355
Freshworks, Inc.*		45,100	672,441
Halozyme Therapeutics, Inc.*		10,000	520,200
HealthEquity, Inc.*		5,300	555,228
ICU Medical, Inc.*		5,500	726,825
Itron, Inc.*		6,300	829,269
LeMaitre Vascular, Inc.		10,400	863,720
Lumentum Hldgs., Inc.*		6,600	627,396
MACOM Technology Solutions Hldgs., Inc.*		5,800	831,082
Merit Medical Systems, Inc.*		9,500	888,060
Natural Grocers by Vitamin Cottage, Inc.		13,300	522,025
Oscar Health, Inc.*		35,900	769,696
Parsons Corp.*		18,800	1,349,276
Pegasystems, Inc.*		12,000	649,560
Q2 Hldgs., Inc.*		8,600	804,874
Rambus, Inc.*		10,100	646,602
SharkNinja, Inc.*		18,600	1,841,214
SkyWest, Inc.*		9,500	978,215
The Vita Coco Co., Inc.*		21,200	765,320
Veracyte, Inc.*		25,100	678,453
Waystar Hldg. Corp.*		14,700	600,789
Zeta Global Hldgs. Corp.*		103,200	1,598,568
			33,751,906

Total Equities
(Cost: $46,838,990)			$60,320,257

Total Investments	96.2%
(Cost: $46,838,990)			$60,320,257

Other Assets Less Liabilities	3.8%		2,373,942

Net Assets - 100%			$62,694,199

*	Non-income producing security during the period ended June 30, 2025

ADS - American depositary share

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	3.0%
Consumer Discretionary	15.1%
Consumer Staples	4.4%
Financials	9.4%
Healthcare	15.0%
Industrials	26.1%
Information Technology	21.5%
Materials	1.7%

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2025

		Shares	Value
Equities	99.3%

Automobile Components	1.7%
Hesai Group ADS*		28,000	$614,600
Minth Group Ltd.		50,000	142,675
			757,275

Automobiles	2.3%
BYD Co. Ltd.		64,500	1,006,529

Banks	9.6%
BOC Hong Kong Hldgs. Ltd.		190,000	825,350
China Construction Bank Corp.		1,600,000	1,614,268
China Merchants Bank Co. Ltd.*		120,000	838,471
HSBC Hldgs. PLC		77,200	933,776
			4,211,865

Beverages	1.8%
Kweichow Moutai Co. Ltd.		4,000	786,837

Biotechnology	5.0%
3SBio, Inc.*		250,000	753,185
BeiGene Ltd.*		32,000	602,497
Innovent Biologics, Inc.*		26,000	259,669
Remegen Co. Ltd.*		85,000	589,586
			2,204,937

Broadline Retail	10.3%
Alibaba Group Hldg. Ltd.		230,000	3,217,070
JD.com, Inc.		35,500	578,401
PDD Hldgs. ADS*		7,000	732,620
			4,528,091

Capital Markets	6.9%
China International Capital Corp. Ltd.		300,000	676,433
Futu Hldgs. Ltd. ADS		6,500	803,335
Hithink RoyalFlush Information Network Co. Ltd.		12,500	476,258
Hong Kong Exchanges & Clearing Ltd.		20,000	1,067,006
			3,023,032

Consumer Finance	0.6%
Yixin Group Ltd.		850,000	252,293

Electrical Equipment	1.6%
Contemporary Amperex Technology Co. Ltd.		15,000	527,988
Harbin Electric Co. Ltd.*		250,000	186,306
			714,294

Electronic Equipment, Instruments & Components	3.9%
AAC Technologies Hldgs., Inc.		90,000	466,624
Elite Material Co. Ltd.*		25,000	754,827
Sunny Optical Technology Group Co. Ltd.		54,100	477,941
			1,699,392

Entertainment	3.3%
NetEase, Inc.		39,000	1,048,280
NetEase Cloud Music, Inc.*		13,000	399,108
			1,447,388

Food Produts	2.7%
Tingyi Cayman Islands Hldg. Corp.		226,000	331,083
Weilong Delicious Global Hldgs. Ltd.		170,000	314,013
Yantai China Pet Foods Co. Ltd.		65,000	561,238
			1,206,334

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

		Shares	Value
Ground Transportation	1.2%
Full Truck Alliance Co. Ltd. ADS		45,000	$531,450

Healthcare Equipment & Supplies	1.7%
Angelalign Technology, Inc.		40,000	288,153
Shanghai Conant Optical Co. Ltd.		95,000	452,611
			740,764

Hotels, Restaurants & Leisure	4.0%
Chagee Hldgs. Ltd. ADS*		7,000	182,770
Meituan*		67,000	1,069,439
Trip.com Group Ltd.		9,000	522,803
			1,775,012

Insurance	3.7%
China Pacific Insurance (Group) Co. Ltd.		320,000	1,094,522
New China Life Insurance Co. Ltd.*		100,000	544,586
			1,639,108

Interactive Media & Services	9.8%
Kuaishou Technology*		35,000	282,229
Meitu, Inc.		450,000	517,643
Tencent Hldgs. Ltd.		55,000	3,524,204
			4,324,076

Leisure Products	1.4%
Bloks Group Ltd.*		33,300	598,976

Life Sciences Tools & Services	1.9%
WuXi XDC Cayman, Inc.*		155,000	821,401

Marine Transportation	0.7%
SITC International Hldgs. Co. Ltd.*		93,000	297,955

Metals & Mining	3.8%
China Hongqiao Group Ltd.		260,000	595,516
Zijin Mining Group Co. Ltd.		430,000	1,098,281
			1,693,797

Real Estate Management & Development	3.1%
China Resources Mixc Lifestyle Services Ltd.		205,000	991,051
Hang Lung Properties Ltd.*		400,000	381,656
			1,372,707

Software	1.9%
Inspur Digital Enterprise Technology Ltd.		400,000	384,204
Newborn Town, Inc.*		350,000	438,280
			822,484

Specialty Retail	6.8%
Chow Tai Fook Jewellery Group Ltd.*		450,000	769,299
Pop Mart International Group Ltd.		65,000	2,207,516
			2,976,815

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

		Shares	Value
Technology Hardware, Storage & Peripherals	6.9%
Xiaomi Corp.*		400,000	$3,054,777

Textiles, Apparel & Luxury Goods	1.2%
ANTA Sports Products Ltd.		45,000	541,720

Tobacco	1.5%
Smoore International Hldgs. Ltd.		280,000	650,599

Total Equities
(Cost: $34,534,634)			$43,679,908

Short-Term Investments	0.3%
Fidelity Investments Money Market Government Portfolio Class I 4.23%[a]		138,817	138,817

Total Short-Term Investments
(Cost: $138,817)			$138,817

Total Investments	99.6%
(Cost: $34,673,451)			$43,818,725

Other Assets Less Liabilities	0.4%		181,050

Net Assets - 100%			$43,999,775

a	Annualized seven-day effective yield as of June 30, 2025

*	Non-income producing security during the period ended June 30, 2025

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China, Taiwan and Hong Kong)	99.3%

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2025

		Shares	Value
Equities	97.7%

Australia	6.2%
Catapult Group International Ltd.*		978,000	$3,771,936
Charter Hall Group		302,400	3,819,308
Genesis Minerals Ltd.*		1,508,600	4,269,435
JB Hi-Fi Ltd.		86,312	6,268,612
Technology One Ltd.		67,900	1,832,683
Telix Pharmaceuticals Ltd.*		306,900	4,932,538
			24,894,512

Austria	1.2%
Andritz AG*		24,500	1,821,121
DO & CO AG*		14,800	3,159,100
			4,980,221

Canada	12.6%
Alamos Gold, Inc.		330,100	8,779,719
Aritzia, Inc.*		110,200	5,709,069
AtkinsRealis Group, Inc.		72,100	5,056,742
CES Energy Solutions Corp.		646,400	3,147,035
Definity Financial Corp.		94,500	5,507,758
Element Fleet Management Corp.		146,900	3,679,512
Finning International, Inc.		92,900	3,971,683
Groupe Dynamite, Inc.*		70,000	1,349,318
iA Financial Corp., Inc.		30,700	3,365,548
MDA Space Ltd.*		176,100	4,540,220
TMX Group Ltd.		124,400	5,272,704
			50,379,308

Finland	2.0%
Konecranes Oyj		36,200	2,872,034
Metso Corp.		390,068	5,045,290
			7,917,324

France	2.4%
Gaztransport Et Technigaz SA		19,600	3,883,520
Spie SA		103,100	5,793,227
			9,676,747

Germany	8.8%
Auto1 Group SE*		245,000	7,896,336
CTS Eventim AG & Co.		88,251	10,957,304
DWS Group GmbH & Co KGaA		102,400	6,055,460
Hensoldt AG		38,244	4,387,991
IONOS Group SE*		126,800	5,959,854
			35,256,945

Italy	5.1%
Brunello Cucinelli SpA		52,800	6,418,848
De' Longhi SpA		176,700	5,932,324
Fincantieri SpA*		294,300	5,668,282
Webuild SpA		550,400	2,331,533
			20,350,987

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

		Shares	Value
Japan	20.7%
Anycolor, Inc.*		71,600	$2,595,410
BayCurrent, Inc.		162,300	8,362,668
BIPROGY, Inc.*		56,500	2,364,286
Food & Life Cos. Ltd.*		260,600	12,694,761
IHI Corp.		53,800	5,843,075
JVCKenwood Corp.		249,100	1,997,920
Kawasaki Heavy Industries Ltd.		54,700	4,140,342
Rakuten Bank Ltd.*		91,300	4,193,948
Ryohin Keikaku Co. Ltd.		282,500	13,585,032
Sanrio Co. Ltd.		186,900	9,043,569
Santen Pharmaceutical Co. Ltd.		191,900	2,202,776
SCSK Corp.*		122,700	3,704,730
Simplex Hldgs., Inc.*		147,800	4,007,909
Sumitomo Pharma Co. Ltd.*		531,200	3,581,787
Taisei Corp.*		81,200	4,736,502
			83,054,715

Netherlands	2.2%
Koninklijke Heijmans NV		72,400	4,686,512
SBM Offshore NV		149,900	3,973,083
			8,659,595

Norway	7.1%
Aker Solutions ASA		1,312,800	4,535,160
Gjensidige Forsikring ASA		333,600	8,453,027
NORBIT ASA*		167,000	3,578,784
Nordic Semiconductor ASA*		292,200	3,933,919
Storebrand ASA		560,248	7,937,319
			28,438,209

Spain	0.8%
Unicaja Banco SA		1,327,900	3,137,905

Sweden	7.4%
AddLife AB		203,000	4,048,885
Betsson AB		271,300	5,732,316
Clas Ohlson AB*		114,100	3,900,257
Dynavox Group AB*		348,800	4,121,790
Lagercrantz Group AB*		159,700	3,841,888
Mycronic AB		135,400	2,888,068
Raysearch Laboratories AB		144,800	5,127,208
			29,660,412

Switzerland	4.1%
Accelleron Industries AG		74,000	5,203,781
Belimo Hldg. AG*		3,936	4,007,924
Sportradar Group AG*		264,600	7,429,968
			16,641,673

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

		Shares	Value
United Kingdom	17.1%
Babcock International Group PLC*		486,600	$7,668,041
Chemring Group PLC*		908,400	7,045,244
ConvaTec Group PLC		597,000	2,363,415
Cranswick PLC		70,100	5,148,044
Diploma PLC		82,600	5,542,194
Games Workshop Group PLC		39,550	8,805,779
Greencore Group PLC		1,431,000	4,586,664
Hiscox Ltd.*		108,300	1,865,704
IMI PLC		210,616	6,053,945
Intermediate Capital Group PLC		369,900	9,789,529
Just Group PLC		2,112,500	3,839,327
Molten Ventures PLC*		548,300	2,405,445
XPS Pensions Group PLC		723,900	3,810,784
			68,924,115

Total Equities
(Cost: $301,451,037)			$391,972,668

Short-Term Investments	1.4%
Fidelity Investments Money Market Government Portfolio Class I 4.23%[a]		5,770,822	5,770,822

Total Short-Term Investments
(Cost: $5,770,822)			$5,770,822

Total Investments	99.1%
(Cost: $307,221,859)			$397,743,490

Other Assets Less Liabilities	0.9%		3,539,856

Net Assets - 100%			$401,283,346

[a]	Annualized seven-day effective yield as of June 30, 2025

*	Non-income producing security during the period ended June 30, 2025

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	3.4%
Consumer Discretionary	24.1%
Consumer Staples	2.4%
Energy	3.9%
Financials	16.4%
Healthcare	5.5%
Industrials	27.8%
Information Technology	10.0%
Materials	3.3%
Real Estate	0.9%

See accompanying notes to the financial statements.

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited)

June 30, 2025

		Shares	Value
Equities	95.8%

Australia	1.7%
BHP Group Ltd.		8,400	$203,172

Denmark	1.1%
Novo Nordisk A/S		2,000	138,811

France	2.4%
Publicis Groupe SA*		1,200	135,252
Schneider Electric SE		600	159,595
			294,847

Germany	23.8%
Deutsche Telekom AG		8,600	313,750
E.ON SE		12,500	230,077
Heidelberg Materials AG		1,700	399,417
Münchener Rückversicherungs AG		500	324,302
Rheinmetall AG		350	740,900
SAP SE		1,200	364,919
Siemens AG*		700	179,473
Siemens Energy AG*		3,200	369,645
			2,922,483

Italy	5.3%
Ferrari NV		300	147,049
UniCredit SpA		7,600	509,502
			656,551

Japan	15.5%
Food & Life Cos. Ltd.*		3,600	175,369
Hitachi Ltd.		10,500	306,604
Mitsubishi UFJ Financial Group, Inc.		22,000	302,948
NEC Corp.*		12,400	363,290
Sony Group Corp.		21,600	559,481
Toyota Motor Corp.		11,200	193,893
			1,901,585

Netherlands	1.3%
ASML Hldg. NV		200	159,642

Singapore	2.0%
Sea Ltd ADS.*		1,500	239,910

Spain	4.0%
Iberdrola SA		11,200	214,923
Mapfre SA		66,800	273,055
			487,978

Sweden	7.2%
EQT AB		4,500	150,255
Spotify Technology SA*		700	537,138
Volvo AB		6,800	190,756
			878,149

See accompanying notes to the financial statements.

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

		Shares	Value
Switzerland	11.0%
Cie Financiere Richemont SA*		1,400	$263,680
Nestle SA		2,500	248,362
Roche Hldg. AG		800	260,517
Sportradar Group AG*		8,300	233,064
Zurich Insurance Group AG		500	349,464
			1,355,087

United Kingdom	18.5%
AstraZeneca PLC		1,600	222,265
GlaxoSmithKline PLC		8,400	160,275
HSBC Hldgs. PLC		29,400	355,867
London Stock Exchange Group PLC		1,000	145,985
NatWest Group PLC		38,400	269,564
Rolls-Royce Hldgs. PLC		60,100	798,253
Shell PLC		9,200	322,474
			2,274,683

United States of America	2.0%
Cadence Design Systems, Inc.*		800	246,520

Total Equities
(Cost: $9,150,039)			$11,759,418

Short-Term Investments	4.3%
Fidelity Investments Money Market Government Portfolio Class I 4.23%[a]		531,387	531,387

Total Short-Term Investments
(Cost: $531,387)			$531,387

Total Investments	100.1%
(Cost: $9,681,426)			$12,290,805

Other Liabilities Less Assets	(0.1)%		(9,602)

Net Assets - 100%			$12,281,203

[a]	Annualized seven-day effective yield as of June 30, 2025

*	Non-income producing security during the period ended June 30, 2025

ADS - American depositary share

See accompanying notes to the financial statements.

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) (continued)

June 30, 2025

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	10.0%
Consumer Discretionary	12.8%
Consumer Staples	2.0%
Energy	2.6%
Financials	21.8%
Healthcare	6.4%
Industrials	22.4%
Information Technology	9.2%
Materials	4.9%
Utilities	3.7%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities

June 30, 2025 (unaudited)

	Micro-Cap Fund	Small-Cap Opportunities Fund	Global Opportunities Fund
ASSETS
Investment securities at value[a]	$706,290,907	$1,467,427,068	$60,320,257
Cash	15,159,148	46,636,107	3,014,292
Dividends and interest receivable	83,590	251,066	91,094
Prepaid expenses	63,282	194,267	19,991
Total Assets	721,596,927	1,514,508,508	63,445,634
LIABILITIES
Payable to custodian	-	587,297	-
Payable for securities purchased	-	-	628,769
Payable to advisor (see note 3)	563,452	962,953	41,831
Payable to distributor	60,319	72,058	7,273
Capital gains tax payable	-	-	35,841
Accrued expenses	192,891	438,407	37,721
Total Liabilities	816,662	2,060,715	751,435
NET ASSETS	$720,780,265	$1,512,447,793	$62,694,199

NET ASSETS
Investor Class	$313,106,271	$351,089,735	$36,766,949
Institutional Class	407,673,994	1,161,358,058	25,927,250
Total	$720,780,265	$1,512,447,793	$62,694,199

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	6,920,662	13,491,477	1,133,939
Institutional Class	8,789,769	43,466,951	780,049
Total	15,710,431	56,958,428	1,913,988

NET ASSET VALUE
Investor Class, offering price and redemption price	$45.24	$26.02	$32.42
Institutional Class, offering price and redemption price	$46.38	$26.72	$33.24
ANALYSIS OF NET ASSETS
Capital	$555,647,537	$1,351,829,446	$48,963,366
Accumulated earnings (losses)	165,132,728	160,618,347	13,730,833
Net assets	$720,780,265	$1,512,447,793	$62,694,199

[a] Investment securities at cost	$530,680,543	$1,225,699,813	$46,838,990

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities

June 30, 2025 (unaudited) (continued)

	China Opportunities Fund	International Opportunities Fund	Focused International Growth Fund
ASSETS
Investment securities at value[a]	$43,818,725	$397,743,490	$12,290,805
Cash	18,120	734,193	-
Foreign currency [b]	31,309	75,437	4,802
Receivable from securities sold	-	1,367,762	-
Dividends and interest receivable	210,425	2,298,514	35,254
Prepaid expenses	15,172	29,730	11,367
Due from Advisor	-	-	1,042
Total Assets	44,093,751	402,249,126	12,343,270
LIABILITIES
Payable to custodian	-	-	40,086
Payable for securities purchased	-	550,120	-
Payable to advisor (see note 3)	35,960	294,752	-
Payable to distributor	7,747	24,672	-
Accrued expenses	50,269	96,236	21,981
Total Liabilities	93,976	965,780	62,067
NET ASSETS	$43,999,775	$401,283,346	$12,281,203

NET ASSETS
Investor Class	$37,856,482	$121,949,518	$-
Institutional Class	6,143,293	279,333,828	12,281,203
Total	$43,999,775	$401,283,346	$12,281,203

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	4,589,449	5,242,872	-
Institutional Class	731,237	25,005,594	990,568
Total	5,320,686	30,248,466	990,568

NET ASSET VALUE
Investor Class, offering price and redemption price	$8.25	$23.26	$-
Institutional Class, offering price and redemption price	$8.40	$11.17	$12.40

ANALYSIS OF NET ASSETS
Capital	$60,688,602	$98,957,285	$10,388,674
Accumulated earnings (losses)	(16,688,827)	302,326,061	1,892,529
Net assets	$43,999,775	$401,283,346	$12,281,203

[a] Investment securities at cost	$34,673,451	$307,221,859	$9,681,426
[b] Foreign currency at cost	$31,346	$74,973	$4,777

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations

Period Ended June 30, 2025 (unaudited)

	Micro-Cap Fund	Small-Cap Opportunities Fund
INVESTMENT INCOME
Dividends	$944,347	$2,582,695
Interest	491,801	854,059
Total investment income	1,436,148	3,436,754
EXPENSES
Investment advisory fees (see note 3)	1,924,360	2,837,401
Management fees (see note 3)	1,282,907	2,837,401
Distribution fees and shareholder services (see note 3)	358,342	461,853
Transfer agent fees and expenses	411,462	855,118
Custodian fees and expenses	21,216	55,120
Accounting services fees	91,279	191,314
Other	134,589	298,852
Total expenses before reimbursed expenses	4,224,155	7,537,059
Total expenses	4,224,155	7,537,059
NET INVESTMENT INCOME (LOSS)	(2,788,007)	(4,100,305)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	4,405,930	(42,246,368)
Change in net unrealized appreciation/depreciation on investments	4,109,111	53,462,623
Net realized/unrealized gains (losses) on investments	8,515,041	11,216,255
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,727,034	$7,115,950

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations

Period Ended June 30, 2025 (unaudited) (continued)

	Global Opportunities Fund	China Opportunities Fund
INVESTMENT INCOME
Dividends[a]	$236,772	$560,761
Interest	45,415	6,375
Total investment income	282,187	567,136
EXPENSES
Investment advisory fees (see note 3)	125,345	202,520
Management fees (see note 3)	112,948	-
Distribution fees and shareholder services (see note 3)	41,979	43,699
Transfer agent fees and expenses	30,011	44,547
Custodian fees and expenses	13,838	30,661
Accounting services fees	16,306	15,844
Other	39,785	38,860
Total expenses before reimbursed expenses	380,212	376,131
Total Expenses	380,212	376,131
NET INVESTMENT INCOME (LOSS)	(98,025)	191,005

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	974,751	2,580,692
Net realized gains (losses) on foreign currency transactions	13,421	1,311
Net realized gains (losses) on investments, foreign capital gains tax, and foreign currency transactions	988,172	2,582,003
Change in net deferred foreign capital gains taxes on unrealized appreciation/depreciation	10,986	-
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,574,064	4,189,576
Net realized/unrealized gains (losses) on investments, foreign capital gains tax, and foreign currencies	5,573,222	6,771,579
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,475,197	$6,962,584

[a]	Dividends are net of foreign withholding tax of $17,063 and $23,471 for the Global Opportunities Fund and China Opportunities Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations

Period Ended June 30, 2025 (unaudited) (continued)

	International Opportunities Fund	Focused International Growth Fund
INVESTMENT INCOME
Dividends[a]	$4,163,614	$147,051
Interest	206,742	15,084
Total investment income	4,370,356	162,135
EXPENSES
Investment advisory fees (see note 3)	1,775,793	39,883
Distribution fees and shareholder services (see note 3)	130,775	-
Transfer agent fees and expenses	118,210	8,699
Custodian fees and expenses	58,098	13,882
Accounting services fees	57,976	10,584
Federal and state registration fees	22,045	9,858
Audit fees	10,641	10,826
Other	40,848	4,912
Total expenses before reimbursed expenses	2,214,386	98,644
Expense reimbursement (see note 3)	(130,244)	(51,282)
Total Expenses	2,084,142	47,362
NET INVESTMENT INCOME (LOSS)	2,286,214	114,773

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	37,284,952	458,160
Net realized gains (losses) on foreign currency transactions	12,513	3,905
Net realized gains (losses) on investments and foreign currency transactions	37,297,465	462,065
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	44,793,393	1,910,857
Net realized/unrealized gains (losses) on investments and foreign currencies	82,090,858	2,372,922
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,377,072	$2,487,695

[a]	Dividends are net of foreign withholding tax of $681,811 and $16,600 for the International Opportunities Fund and Focused International Growth Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Changes in Net Assets

	Micro-Cap Fund
	Period Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$(2,788,007)	$(4,139,810)
Net realized gains (losses) on investment transactions	4,405,930	20,472,199
Change in net unrealized appreciation/depreciation on investments	4,109,111	91,508,291
Net increase (decrease) in net assets resulting from operations	5,727,034	107,840,680
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	-	(7,624,686)
Institutional Class	-	(8,442,445)
Net decrease in net assets from distributions	-	(16,067,131)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	58,728,945	116,578,390
Proceeds from reinvestment of distributions	-	7,149,968
Redemption of shares (see note 5)	(53,358,016)	(95,540,584)
Net increase (decrease) from investor class share transactions	5,370,929	28,187,774
Institutional Class
Proceeds from sale of shares	100,178,716	154,009,164
Proceeds from reinvestment of distributions	-	6,501,189
Redemption of shares (see note 5)	(48,309,976)	(78,347,761)
Net increase (decrease) from institutional class share transactions	51,868,740	82,162,592

Redemption fees (see note 5)	-	22,687

Net increase (decrease) in net assets resulting from capital share transactions	57,239,669	110,373,053
Total increase (decrease) in net assets	62,966,703	202,146,602
NET ASSETS
Beginning of period	657,813,562	455,666,960
End of period	$720,780,265	$657,813,562

TRANSACTIONS IN SHARES
Investor Class
Shares sold	1,365,346	2,793,303
Shares issued in reinvestment of distributions	-	157,211
Less shares redeemed	(1,287,134)	(2,388,764)
Net increase (decrease) from investor class share transactions	78,212	561,750
Institutional Class
Shares sold	2,374,254	3,631,322
Shares issued in reinvestment of distributions	-	139,600
Less shares redeemed	(1,154,322)	(1,917,340)
Net increase (decrease) from institutional class share transactions	1,219,932	1,853,582
Net increase (decrease) from capital share transactions	1,298,144	2,415,332

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Period Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$(4,100,305)	$(4,043,569)
Net realized gains (losses) on investment transactions	(42,246,368)	(4,691,063)
Change in net unrealized appreciation/depreciation on investments	53,462,623	129,093,535
Net increase (decrease) in net assets resulting from operations	7,115,950	120,358,903
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	-	(3,204,721)
Institutional Class	-	(7,709,674)
Net decrease in net assets from distributions	-	(10,914,395)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	87,000,176	194,054,835
Proceeds from reinvestment of distributions	-	3,078,454
Redemption of shares (see note 5)	(141,406,668)	(121,092,243)
Net increase (decrease) from investor class share transactions	(54,406,492)	76,041,046
Institutional Class
Proceeds from sale of shares	410,028,021	831,607,874
Proceeds from reinvestment of distributions	-	5,294,191
Redemption of shares (see note 5)	(258,886,723)	(131,136,847)
Net increase (decrease) from institutional class share transactions	151,141,298	705,765,218

Redemption fees (see note 5)	-	15,729

Net increase (decrease) in net assets resulting from capital share transactions	96,734,806	781,821,993
Total increase (decrease) in net assets	103,850,756	891,266,501
NET ASSETS
Beginning of period	1,408,597,037	517,330,536
End of period	$1,512,447,793	$1,408,597,037

TRANSACTIONS IN SHARES
Investor Class
Shares sold	3,535,935	7,808,822
Shares issued in reinvestment of distributions	-	119,320
Less shares redeemed	(5,981,687)	(4,948,662)
Net increase (decrease) from investor class share transactions	(2,445,752)	2,979,480
Institutional Class
Shares sold	16,153,949	33,083,141
Shares issued in reinvestment of distributions	-	200,083
Less shares redeemed	(11,043,584)	(5,125,513)
Net increase (decrease) from institutional class share transactions	5,110,365	28,157,711
Net increase (decrease) from capital share transactions	2,664,613	31,137,191

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund
	Period Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$(98,025)	$(335,386)
Net realized gains (losses) on investment and foreign currency transactions	988,172	7,155,073
Change in net unrealized appreciation/depreciation on investment and foreign currencies	4,585,050	(1,455,426)
Net increase (decrease) in net assets resulting from operations	5,475,197	5,364,261
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	239,833	1,531,175
Redemption of shares (see note 5)	(1,607,336)	(4,469,340)
Net increase (decrease) from investor class share transactions	(1,367,503)	(2,938,165)
Institutional Class
Proceeds from sale of shares	2,149,956	7,571,222
Redemption of shares (see note 5)	(918,753)	(5,827,653)
Net increase (decrease) from institutional class share transactions	1,231,203	1,743,569

Net increase (decrease) in net assets resulting from capital share transactions	(136,300)	(1,194,596)
Total increase (decrease) in net assets	5,338,897	4,169,665
NET ASSETS
Beginning of period	57,355,302	53,185,637
End of period	$62,694,199	$57,355,302

TRANSACTIONS IN SHARES
Investor Class
Shares sold	8,400	51,588
Less shares redeemed	(56,971)	(154,678)
Net increase (decrease) from investor class share transactions	(48,571)	(103,090)
Institutional Class
Shares sold	76,201	243,820
Less shares redeemed	(30,312)	(195,386)
Net increase (decrease) from institutional class share transactions	45,889	48,434
Net increase (decrease) from capital share transactions	(2,682)	(54,656)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Period Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$191,005	$118,597
Net realized gains (losses) on investment and foreign currency transactions	2,582,003	2,608,251
Change in net unrealized appreciation/depreciation on investment and foreign currencies	4,189,576	218,040
Net increase (decrease) in net assets resulting from operations	6,962,584	2,944,888
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	-	(674,578)
Institutional Class	-	(124,056)
Net decrease in net assets from distributions	-	(798,634)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	4,117,583	2,189,384
Proceeds from reinvestment of distributions	-	632,345
Redemption of shares (see note 5)	(4,029,082)	(9,206,684)
Net increase (decrease) from investor class share transactions	88,501	(6,384,955)
Institutional Class
Proceeds from sale of shares	706,627	649,712
Proceeds from reinvestment of distributions	-	105,713
Redemption of shares (see note 5)	(602,087)	(4,958,205)
Net increase (decrease) from institutional class share transactions	104,540	(4,202,780)

Redemption fees (see note 5)	5,316	6,857

Net increase (decrease) in net assets resulting from capital share transactions	198,357	(10,580,878)
Total increase (decrease) in net assets	7,160,941	(8,434,624)
NET ASSETS
Beginning of period	36,838,834	45,273,458
End of period	$43,999,775	$36,838,834

TRANSACTIONS IN SHARES
Investor Class
Shares sold	519,308	307,378
Shares issued in reinvestment of distributions	-	91,644
Less shares redeemed	(542,076)	(1,335,627)
Net increase (decrease) from investor class share transactions	(22,768)	(936,605)
Institutional Class
Shares sold	89,303	91,831
Shares issued in reinvestment of distributions	-	15,059
Less shares redeemed	(77,513)	(719,304)
Net increase (decrease) from institutional class share transactions	11,790	(612,414)
Net increase (decrease) from capital share transactions	(10,978)	(1,549,019)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Period Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$2,286,214	$5,017,002
Net realized gains (losses) on investments and foreign currency transactions	37,297,465	32,669,808
Change in net unrealized appreciation/depreciation on investments and foreign currencies	44,793,393	(11,760,858)
Net increase (decrease) in net assets resulting from operations	84,377,072	25,925,952
FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	-	(1,180,390)
Institutional Class	-	(7,826,547)
Net decrease in net assets from distributions	-	(9,006,937)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	17,348,199	9,050,909
Proceeds from reinvestment of distributions	-	1,076,968
Redemption of shares (see note 5)	(13,707,426)	(38,278,036)
Net increase (decrease) from investor class share transactions	3,640,773	(28,150,159)
Institutional Class
Proceeds from sale of shares	6,266,818	35,484,679
Proceeds from reinvestment of distributions	-	7,219,275
Redemption of shares (see note 5)	(34,530,101)	(83,715,839)
Net increase (decrease) from institutional class share transactions	(28,263,283)	(41,011,885)

Redemption fees (see note 5)	1,222	250,136

Net increase (decrease) in net assets resulting from capital share transactions	(24,621,288)	(68,911,908)
Total increase (decrease) in net assets	59,755,784	(51,992,893)
NET ASSETS
Beginning of period	341,527,562	393,520,455
End of period	$401,283,346	$341,527,562

TRANSACTIONS IN SHARES
Investor Class
Shares sold	890,507	485,883
Shares issued in reinvestment of distributions	-	57,654
Less shares redeemed	(689,285)	(2,085,671)
Net increase (decrease) from investor class share transactions	201,222	(1,542,134)
Institutional Class
Shares sold	665,339	3,907,034
Shares issued in reinvestment of distributions	-	805,723
Less shares redeemed	(3,642,456)	(9,549,318)
Net increase (decrease) from investor class share transactions	(2,977,117)	(4,836,561)
Net increase (decrease) from capital share transactions	(2,775,895)	(6,378,695)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Focused International Growth Fund
	Period Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
FROM OPERATIONS
Net investment income (loss)	$114,773	$103,978
Net realized gains (losses) on investments and foreign currency transactions	462,065	325,731
Change in net unrealized appreciation/depreciation on investments and foreign currencies	1,910,857	294,116
Net increase (decrease) in net assets resulting from operations	2,487,695	723,825
FROM DISTRIBUTIONS
Distributions to shareholders	-	(105,004)
Net decrease in net assets from distributions	-	(105,004)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	2,148,483	1,614,633
Proceeds from reinvestment of distributions	-	67,404
Redemption of shares (see note 5)	(40,087)	(647,692)
Net increase (decrease) from capital share transactions	2,108,396	1,034,345
Total increase (decrease) in net assets	4,596,091	1,653,166
NET ASSETS
Beginning of period	7,685,112	6,031,946
End of period	$12,281,203	$7,685,112

TRANSACTIONS IN SHARES
Shares sold	199,192	164,274
Shares issued in reinvestment of distributions	-	6,892
Less shares redeemed	(3,246)	(64,696)
Net increase (decrease) from capital share transactions	195,946	106,470

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2025 (unaudited)

1. Description of Organization

Description of business. The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund and the Oberweis Focused International Growth Fund (collectively, ‘‘the Funds’’) are each a series of the Trust. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund and the Oberweis Focused International Growth Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair value measurements. In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

-Level 1— Quoted prices in active markets for identical securities.

-Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

-Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2025 (unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2025:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$706,290,907	$1,467,427,068

Total Level 1	706,290,907	1,467,427,068
Level 2	-	-
Level 3	-	-
Total Investments	$706,290,907	$1,467,427,068

	Global Opportunities Fund	China Opportunities Fund	International Opportunities Fund
Level 1 - Equities
Total Asia	$9,080,315	$43,679,908	$83,054,715
Total Australia	-	-	24,894,512
Total Europe	15,411,029	-	233,644,133
Total North America	35,828,913	-	50,379,308

Total Short-Term Investments	-	138,817	5,770,822
Total Level 1	60,320,257	43,818,725	397,743,490
Level 2	-	-	-
Level 3	-	-	-
Total Investments	$60,320,257	$43,818,725	$397,743,490

Focused International Growth Fund
Level 1 - Equities
Total Asia	$2,141,495
Total Australia	203,172
Total Europe	9,168,231
Total North America	246,520

Total Short-Term Investments	531,387
Total Level 1	12,290,805
Level 2	-
Level 3	-
Total Investments	$12,290,805

The Funds’ assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign currency transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2025 (unaudited) (continued)

Risks associated with foreign securities and currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Foreign Taxation. The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Fund expense allocations. The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal income taxes and dividends to shareholders. It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2025. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Dividends and Distributions to Shareholders. The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

As of June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2025, the Funds did not incur any interest or penalties.

For the year ended December 31, 2024, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (‘‘PFIC’’) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2025 (unaudited) (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated earnings (loss) as follows:

	Increases/(Decreases)
		Accumulated
	Capital	Earnings (Loss)
Micro-Cap Fund	$(4,139,810)	$4,139,810
Small-Cap Opportunities Fund	(4,043,569)	4,043,569
Global Opportunities Fund	(206,168)	206,168
China Opportunities Fund	-	-
International Opportunities Fund	(10,366,509)	10,366,509
Focused International Growth Fund	-	-

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Distributions	Distributions
	Paid from	Paid from	Total
	Ordinary	Net Long-Term	Distributions
	Income	Capital Gains	Paid
Micro-Cap Fund	$-	$16,067,131	$16,067,131
Small-Cap Opportunities Fund	-	10,914,395	10,914,395
Global Opportunities Fund	-	-	-
China Opportunities Fund	798,634	-	798,634
International Opportunities Fund	9,006,937	-	9,006,937
Focused International Growth	105,004	-	105,004

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

	Distributions	Distributions
	Paid from	Paid from	Total
	Ordinary	Net Long-Term	Distributions
	Income	Capital Gains	Paid
Micro-Cap Fund	$-	$-	$-
Small-Cap Opportunities Fund	-	-	-
Global Opportunities Fund	-	-	-
China Opportunities Fund	231,757	-	231,757
International Opportunities Fund	498,938	-	498,938
Focused International Growth	85,865	-	85,865

As of December 31, 2024, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Micro-Cap Fund	$-	$-	$-
Small-Cap Opportunities Fund	-	-	-
Global Opportunities Fund	401,637	-	401,637
China Opportunities Fund	28,574,488	-	28,574,488
International Opportunities Fund	200,751,511	-	200,751,511
Focused International Growth	1,259,203	-	1,259,203

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2025 (unaudited) (continued)

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

During the year ended December 31, 2024, the funds utilized the following amounts of capital loss carryover.

	Short-Term	Long-Term
Micro-Cap Fund	$11,637,484	$-
Small-Cap Opportunities Fund	14,718,772	-
Global Opportunities Fund	6,918,947	-
China Opportunities Fund	13,239	817,627
International Opportunities Fund	18,138,220	9,221,762
Focused International Growth	276,758	59,304

Qualified Late-Year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2024, Qualifed late-year losses treated arising on January 1, 2025 are as follows:

Late-Year Losses
Micro-Cap Fund	$-
Small-Cap Opportunities Fund	-
Global Opportunities Fund	-
China Opportunities Fund	-
International Opportunities Fund	16,936
Focused International Growth	443

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day  of the Funds' next taxable year.

For the year ended December 31, 2024, Post October capital losses treated arising on January 1, 2025 was as follows:

Post-Oct Losses
Micro-Cap Fund	$7,473,560
Small-Cap Opportunities Fund	29,871,475
Global Opportunities Fund	-
China Opportunities Fund	-
International Opportunities Fund	-
Focused International Growth	-

As of December 31, 2024 the cost of investments for federal income tax purposes are as follows:

	Cost of
	Investments	Gross	Gross
	for Federal	Unrealized	Unrealized	Unrealized
	Tax Purposes	Appreciation	(Depreciation)	Appreciation
Micro-Cap Fund	$469,259,303	$196,384,552	$(25,365,488)	$171,019,064
Small-Cap Opportunities Fund	1,198,432,049	248,534,358	(61,116,917)	187,417,441
Global Opportunities Fund	46,726,597	12,011,976	(3,100,969)	8,911,007
China Opportunities Fund	32,467,968	7,119,768	(2,425,525)	4,694,243
International Opportunities Fund	297,756,512	51,392,899	(9,797,900)	41,594,999
Focused International Growth	6,924,493	977,922	(313,163)	664,759

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2025 (unaudited) (continued)

As of December 31, 2024 the components of accumulated earnings (deficit) on a tax basis were as follows:

					Unrealized Appreciation / (Depreciation)	Total
	Undistributed	Undistributed	Accumulated	Unrealized	foreign currency	Accumulated
	ordinary	long-term	capital	Appreciation	translations	Earnings
	income (deficit)	capital gains	and other losses	on investments	and India sales tax	(Losses)
Micro-Cap Fund	$-	$-	$(7,473,560)	$171,019,064	$-	$163,545,504
Small-Cap Opportunities Fund	-	-	(29,871,475)	187,417,441	-	$157,545,966
Global Opportunities Fund	-	-	(401,637)	8,911,007	(47,566)	$8,461,804
China Opportunities Fund	228,686	-	(28,574,488)	4,694,243	149	$(23,651,410)
International Opportunities Fund	-	-	(200,768,447)	41,594,999	(131,231)	$(159,304,679)
Focused International Growth	-	-	(1,259,646)	664,759	(278)	$(595,165)

Accumulated capital and other losses consists of timing differences related to wash sales and capital loss carryforwards.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2025, open Federal tax years include the tax years ended 2021 through 2025. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Small-Cap Opportunities Funds and Global Opportunities Fund and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. For investment advisory and management services, the China Opportunities Fund, the International Opportunities Fund and the Focused International Growth Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00%, 1.00% and .80% of average daily net assets, respectively. For the period ended June 30, 2025, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund incurred investment advisory fees totaling $1,924,360, $2,837,401 and $125,345, respectively. For the period ended June 30, 2025, the China Opportunities Fund, the International Opportunities Fund and the Focused International Growth Fund incurred investment advisory fees totaling $202,520, $1,775,793 and $39,883, respectively.

Management agreement. For management services and facilities furnished, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund, each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2025, the Micro-Cap Fund, Small-Cap Opportunities Fund, and Global Opportunities Fund incurred management fees totaling $1,282,907, $2,837,401, and $112,948, respectively.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2025 (unaudited) (continued)

Expense reimbursement. OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one period the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, and International Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.25%, 2.24%, and 1.35% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and the Global Opportunities Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.00%, 1.99%, 1.10% and 0.95% expressed as a percentage of the Funds’ average daily net assets, respectively. For the period ended June 30, 2025 OAM reimbursed the International Opportunities Fund and the Focused International Growth Fund in the amount of $130,244, and $51,282, respectively.

During the term of the contract, the adviser may recoup the amount of any expenses reimbursed from the International Opportunities Fund, the China Opportunities Fund, and the Focused International Growth Fund within three years from the date on which reimbursement occurred, if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of reimbursement, whichever is lower.

For the period ended June 30, 2025, the amounts of fee reductions and expense reimbursements subject to recovery by the Adviser from the International Opportunities Fund, the China Opportunities Fund, and the Focused International Growth Fund are $726,911, $0, and $212,491, respectively. The portions of these amounts that the Adviser may recover expire no later than the following dates:

	December 31,
Oberweis Funds	2026	2027	2028
International Opportunities Fund	$257,922	$338,745	$130,244
Focused International Growth Fund	62,009	99,200	51,282

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2025, the Trust made no direct payments to its officers and paid $79,500 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the period ended June 30, 2025, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, and International Opportunities Fund incurred distribution fees totaling $358,342, $461,853, $41,979, $43,699, and $130,775, respectively.

Affiliated Commissions. For the period ended June 30, 2025, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2025, other than money market investments, aggregated $182,664,943 and $125,153,518, respectively, for the Micro-Cap Fund, $570,693,229 and $500,330,243, respectively, for the Small-Cap Opportunities Fund, $25,720,138 and $26,582,405, respectively, for the Global Opportunities Fund, $24,271,225 and $24,482,921, respectively, for the China Opportunities Fund, $257,365,133,and $282,881,887, respectively, for the International Opportunities Fund, $6,351,732 and $4,382,892, respectively for the Focused International Growth Fund. The China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund did hold a money market fund that held government securities during the period ended June 30, 2025.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options during the period ended June 30, 2025.

THE OBERWEIS FUNDS

Notes to Financial Statements

June 30, 2025 (unaudited) (continued)

5. Redemption fee

The Funds are designed for long-term investors. To discourage market timers and short-term and excessive trading, redemptions of the shares of China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund within 90 days of purchase will be subject to a 2.00% redemption fee. The redemption fee is deducted from the redemption proceeds and is retained by the Fund. The redemption fee also applies to exchanges within 90 days of purchase.

Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund and Oberweis Global Opportunities Funds were subject to 1% redemption fees for the period January 01,2024 through February 14, 2024.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund were $5,316, $1,222 and $0, respectively, for the period ended June 30, 2025, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2025, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund did not receive any earnings credits. During the period ended June 30, 2025, the Micro-Cap Fund, Small Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund incurred interest charges of $12, $25,339, $2, $1,195, $1,695 and $51 respectively, which is included in custodian fees and expenses in the Statements of Operations.

7. Segment Information

The FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to Oberweis Asset Management, Inc., the Funds’ investment advisor, which is the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. Each Fund has determined that it will operate as an operating segment, as the CODM reviews each Fund’s financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources and evaluating financial performance.

8. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require recognition or disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class						Micro-Cap Fund

	Six Months Ended June 30, 2025		Years Ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$45.08		$37.61	$31.64	$35.88	$29.10	$22.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.21)		(.38)	(.29)	(.32)	(.43)	(.26)
Net realized and unrealized gains (losses) on investments	.37		8.99	6.23	(3.52)	15.93	6.96
Total from investment operations	.16		8.61	5.94	(3.84)	15.50	6.70
Redemption fees[a]	-		-	.03	.03	.02	-
Less distributions:
Distribution from net realized gains on investments	-		(1.14)	-	(.43)	(8.74)	-
Net asset value at end of period	$45.24		$45.08	$37.61	$31.64	$35.88	$29.10
Total return (%)	.35	[d]	22.87	18.87	(10.60)	53.38	29.91
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$313,106		$308,437	$236,230	$96,281	$87,603	$45,345
Ratio of gross expenses to average net assets (%)	1.46	[c]	1.47	1.53	1.53	1.48	1.59
Ratio of net expenses to average net assets (%)[b]	1.46	[c]	1.47	1.53	1.52	1.48	1.58
Ratio of net investment loss to average net assets (%)	(1.01)[c]		(.90)	(.82)	(1.02)	(1.08)	(1.22)
Portfolio turnover rate (%)	20	[d]	51	58	61	81	92

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class						Micro-Cap Fund

	Six Months Ended June 30, 2025		Years Ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$46.15		$38.39	$32.21	$36.43	$29.36	$22.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.16)		(.28)	(.21)	(.24)	(.33)	(.21)
Net realized and unrealized gains (losses) on investments	.39		9.18	6.36	(3.58)	16.12	7.02
Total from investment operations	.23		8.90	6.15	(3.82)	15.79	6.81
Redemption fees[a]	-		-	.03	.03	.02	-
Less distributions:
Distribution from net realized gains on investments	-		(1.14)	-	(.43)	(8.74)	-
Net asset value at end of period	$46.38		$46.15	$38.39	$32.21	$36.43	$29.36
Total return (%)	.50	[d]	23.16	19.19	(10.39)	53.90	30.20
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$407,674		$349,376	$219,437	$72,507	$50,015	$31,202
Ratio of gross expenses to average net assets (%)	1.21	[c]	1.22	1.28	1.28	1.23	1.34
Ratio of net expenses to average net assets (%)[b]	1.21	[c]	1.22	1.28	1.27	1.23	1.33
Ratio of net investment loss to average net assets (%)	(.76)[c]		(.66)	(.59)	(.76)	(.85)	(.97)
Portfolio turnover rate (%)	20	[d]	51	58	61	81	92

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class						Small-Cap Opportunities Fund

	Six Months Ended June 30, 2025		Years Ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$25.49		$22.12	$19.10	$21.54	$18.29	$14.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.09)		(.14)	(.08)	(.16)	(.28)	(.17)
Net realized and unrealized gains (losses) on investments	.62		3.71	3.09	(2.26)	8.23	4.84
Total from investment operations	.53		3.57	3.01	(2.42)	7.95	4.67
Redemption fees[a]	-		-	.01	.01	.01	-
Less distributions:
Distribution from net realized gains on investments	-		(.20)	-	(.03)	(4.71)	(.74)
Net asset value at end of period	$26.02		$25.49	$22.12	$19.10	$21.54	$18.29
Total return (%)	2.08	[d]	16.14	15.81	(11.17)	43.57	32.47
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$351,090		$406,170	$286,616	$94,110	$16,322	$7,767
Ratio of gross expenses to average net assets (%)	1.25	[c]	1.26	1.32	1.45	1.59	2.03
Ratio of net expenses to average net assets (%)[b]	1.25	[c]	1.25	1.25	1.25	1.55	1.55
Ratio of net investment loss to average net assets (%)	(.76)[c]		(.55)	(.38)	(.82)	(1.22)	(1.14)
Portfolio turnover rate (%)	36	[d]	61	71	45	106	147

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class						Small-Cap Opportunities Fund

	Six Months Ended June 30, 2025		Years Ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$26.13		$22.62	$19.49	$21.92	$18.51	$14.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.06)		(.08)	(.03)	(.11)	(.23)	(.13)
Net realized and unrealized gains (losses) on investments	.65		3.79	3.15	(2.30)	8.34	4.89
Total from investment operations	.59		3.71	3.12	(2.41)	8.11	4.76
Redemption fees[a]	-		-	.01	.01	.01	-
Less distributions:
Distribution from net realized gains on investments	-		(.20)	-	(.03)	(4.71)	(.74)
Net asset value at end of period	$26.72		$26.13	$22.62	$19.49	$21.92	$18.51
Total return (%)	2.26	[d]	16.40	16.06	(10.93)	43.92	32.80
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$1,161,358		$1,002,427	$230,715	$62,776	$12,727	$8,866
Ratio of gross expenses to average net assets (%)	1.00	[c]	1.01	1.07	1.20	1.34	1.78
Ratio of net expenses to average net assets (%)[b]	1.00	[c]	1.00	1.00	1.00	1.30	1.30
Ratio of net investment loss to average net assets (%)	(.51)[c]		(.30)	(.15)	(.59)	(.97)	(.89)
Portfolio turnover rate (%)	36	[d]	61	71	45	106	147

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class						Global Opportunities Fund

	Six Months Ended June 30, 2025		Years Ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$29.65		$26.78	$25.17	$35.29	$36.51	$24.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.06)		(.20)	(.18)	(.19)	(.37)	(.32)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	2.83		3.07	1.79	(9.27)	7.99	14.13
Total from investment operations	2.77		2.87	1.61	(9.46)	7.62	13.81
Redemption fees[a]	-		-	-	-	.01	-
Less distributions:
Distribution from net realized gains on investments	-		-	-	(.66)	(8.85)	(2.12)
Net asset value at end of period	$32.42		$29.65	$26.78	$25.17	$35.29	$36.51
Total return (%)	9.34	[d]	10.72	6.40	(26.80)	20.92	55.55
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$36,767		$35,066	$34,431	$34,968	$53,342	$45,566
Ratio of gross expenses to average net assets (%)	1.45	[c]	1.48	1.51	1.52	1.38	1.53
Ratio of net expenses to average net assets (%)[b]	1.45	[c]	1.48	1.50	1.51	1.38	1.53
Ratio of net investment loss to average net assets (%)	(.41)[c]		(.70)	(.67)	(.73)	(.86)	(1.14)
Portfolio turnover rate (%)	46	[d]	103	95	73	111	129

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class						Global Opportunities Fund

	Six Months Ended June 30, 2025		Years Ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$30.36		$27.35	$25.64	$35.84	$36.87	$24.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.04)		(.13)	(.12)	(.12)	(.26)	(.25)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	2.92		3.14	1.83	(9.42)	8.07	14.25
Total from investment operations	2.88		3.01	1.71	(9.54)	7.81	14.00
Redemption fees[a]	-		-	-	-	.01	-
Less distributions:
Distribution from net realized gains on investments	-		-	-	(.66)	(8.85)	(2.12)
Net asset value at end of period	$33.24		$30.36	$27.35	$25.64	$35.84	$36.87
Total return (%)	9.49	[d]	11.01	6.67	(26.61)	21.23	55.94
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$25,927		$22,289	$18,754	$16,837	$23,518	$17,109
Ratio of gross expenses to average net assets (%)	1.20	[c]	1.23	1.25	1.28	1.14	1.28
Ratio of net expenses to average net assets (%)[b]	1.20	[c]	1.23	1.25	1.27	1.13	1.27
Ratio of net investment loss to average net assets (%)	(.26)[c]		(.43)	(.44)	(.44)	(.61)	(.88)
Portfolio turnover rate (%)	46	[d]	103	95	73	111	129

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class						China Opportunities Fund

	Six Months Ended June 30, 2025		Years Ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$6.89		$6.56	$7.14	$11.51	$17.29	$12.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.03		.01	(.03)	(.08)	(.11)	(.16)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	1.33		.47	(.53)	(4.20)	(.88)	7.11
Total from investment operations	1.36		.48	(.56)	(4.28)	(.99)	6.95
Redemption fees[a]	-		-	.01	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	-	(.09)	(4.79)	(1.99)
Dividends from net investment income	-		(.15)	(.03)	-	-	-
Total dividends and distributions	-		(.15)	(.03)	(.09)	(4.79)	(1.99)
Net asset value at end of period	$8.25		$6.89	$6.56	$7.14	$11.51	$17.29
Total return (%)	19.74	[d]	7.29	(7.70)	(37.23)	(5.41)	56.51
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$37,856		$31,794	$36,390	$45,803	$81,018	$98,527
Ratio of gross expenses to average net assets (%)	1.89	[c]	2.16	2.16	2.05	1.87	1.95
Ratio of net expenses to average net assets (%)[b]	1.89	[c]	2.16	2.15	2.03	1.87	1.95
Ratio of net investment gains (losses) to average net assets (%)	.92	[c]	.16	(.39)	(.97)	(.63)	(1.11)
Portfolio turnover rate (%)	60	[d]	155	189	254	241	192

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class						China Opportunities Fund

	Six Months Ended June 30, 2025		Years Ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.01		$6.67	$7.27	$11.67	$17.42	$12.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.04		.06	(.01)	(.05)	(.07)	(.13)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	1.35		.45	(.55)	(4.26)	(.89)	7.15
Total from investment operations	1.39		.51	(.56)	(4.31)	(.96)	7.02
Redemption fees[a]	-		-	.01	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	-	(.09)	(4.79)	(1.99)
Dividends from net investment income	-		(.17)	(.05)	-	-	-
Total dividends and distributions	-		(.17)	(.05)	(.09)	(4.79)	(1.99)
Net asset value at end of period	$8.40		$7.01	$6.67	$7.27	$11.67	$17.42
Total return (%)	19.83	[d]	7.61	(7.58)	(36.97)	(5.23)	56.79
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$6,143		$5,045	$8,883	$10,513	$15,247	$21,497
Ratio of gross expenses to average net assets (%)	1.64	[c]	1.92	1.90	1.80	1.62	1.69
Ratio of net expenses to average net assets (%)[b]	1.64	[c]	1.92	1.90	1.78	1.62	1.69
Ratio of net investment gains (losses) to average net assets (%)	1.08	[c]	.87	(.10)	(.62)	(.38)	(.85)
Portfolio turnover rate (%)	60	[d]	155	189	254	241	192

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class						International Opportunities Fund

	Six Months Ended June 30, 2025		Years Ended December 31,
	(unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$18.50		$17.42	$16.68	$26.50	$31.52	$19.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.12		.24	.11	.11	(.26)	(.16)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	4.64		1.07	.70	(9.93)	.72	12.37
Total from investment operations	4.76		1.31	.81	(9.82)	.46	12.21
Redemption fees[a]	-		.01	-	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-		-	-	-	(5.48)	-
Dividends from net investment income	-		(.24)	(.07)	-	-	(.12)
Total dividends and distributions	-		(.24)	(.07)	-	(5.48)	(.12)
Net asset value at end of period	$23.26		$18.50	$17.42	$16.68	$26.50	$31.52
Total return (%)	25.73	[d]	7.54	4.89	(37.06)	1.52	62.86
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$121,949		$93,256	$114,698	$144,970	$310,356	$327,354
Ratio of gross expenses to average net assets (%)	1.42	[c]	1.45	1.92	1.87	1.77	1.87
Ratio of net expenses to average net assets (%)[b]	1.35	[c]	1.35	1.59	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	1.17	[c]	1.27	.66	.60	(.79)	(.75)
Portfolio turnover rate (%)	74	[d]	99	103	74	93	130

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	International Opportunities Fund

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023[e]
Net asset value at beginning of period	$8.87		$8.50	$8.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.06		.13	-
Net realized and unrealized gains on investments and translation of assets and liabilities denominated in foreign currency	2.24		.52	.07
Total from investment operations	2.30		.65	.07
Redemption fees[a]	-		.01	-
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	-		-	-
Dividends from net investment income	-		(.29)	-
Total dividends and distributions	-		(.29)	-
Net asset value at end of period	$11.17		$8.87	$8.50
Total return (%)	25.93	[d]	7.70	.83	[d]
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$279,334		$248,272	$278,822
Ratio of gross expenses to average net assets (%)	1.17	[c]	1.20	1.10	[c]
Ratio of net expenses to average net assets (%)[b]	1.10	[c]	1.10	1.09	[c]
Ratio of net investment income to average net assets (%)	1.34	[c]	1.46	.28	[c]
Portfolio turnover rate (%)	74	[d]	99	103

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	Annualized.
[d]	Not annualized
[e]	For the period from December 23, 2023 (commencement of operations) through December 31, 2023.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	Focused International Growth Fund

	Six Months Ended June 30, 2025		Years Ended December 31,		Period Ended December 31,
	(unaudited)		2024	2023	2022[e]
Net asset value at beginning of period	$9.67		$8.77	$7.63	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[a]	.13		.15	.12	.07
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	2.60		.89	1.15	(2.34)
Total from investment operations	2.73		1.04	1.27	(2.27)
Redemption fees[a]	-		-	-	-
Less dividends and distributions:
Dividends from net investment income	-		(.14)	(.13)	(.10)
Total dividends and distributions	-		(.14)	(.13)	(.10)
Net asset value at end of period	$12.40		$9.67	$8.77	$7.63
Total return (%)	28.23	[d]	11.79	16.60	(22.75)[d]
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$12,281		$7,685	$6,032	$5,077
Ratio of gross expenses to average net assets (%)	1.98	[c]	2.37	2.51	1.97 [c]
Ratio of net expenses to average net assets (%)[b]	.95	[c]	.95	.95	.95 [c]
Ratio of net investment income to average net assets (%)	2.30	[c]	1.49	1.47	1.18 [c]
Portfolio turnover rate (%)	46	[d]	66	88	54 [d]

Notes:

[a]	The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements.
[c]	Annualized.
[d]	Not Annualized
e	For the period from April 1, 2022 (commencement of operations) through December 31, 2022.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

No changes or disagreements to disclose during the period covered by the report.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

No matters were submitted during the period covered by the report to a vote of shareholders.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Remuneration disclosed in the Notes to Financial Statements section in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the first and second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

No accounting restatement that required recovery of erroneously awarded compensation.

ITEM 19. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Not required for the Semi-Annual Report.

(a) (3)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(a) (5)	No Change in the registrant’s independent public accountant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis President/Principal Executive Officer, The Oberweis Funds

Date 09/04/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis President/Principal Executive Officer, The Oberweis Funds

Date 09/04/2025

By (Signature and Title*)	/s/ Eric V. Hannemann
Eric V. Hannemann Treasurer/Principal Financial Officer, The Oberweis Funds

Date 09/04/2025

/*/	Print the name and title of each signing officer under his or her signature.